AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 55,672	$ 55,092
Accumulated net unrealized gain	816	569
Carrying value	$ 56,488	$ 55,661